RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
15.	RELATED PARTY TRANSACTION

There is no material related party transaction for the years ended March 31, 2014, 2015 and 2016.